Shareholder Report, Holdings (Details)_12	Jun. 30, 2024
Class II | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
Class II | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
Class II | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
Class II | Alphabet, Inc. Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Class II | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Class II | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Class II | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Class II | JP Morgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Class II | Philip Morris International, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Class II | UnitedHealth Group, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Class II | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	30.00%
Class II | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
Class II | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
Class II | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
Class II | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
Class II | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
Class II | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
Class II | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Class II | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Class II | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Class II | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Service Class I | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
Service Class I | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
Service Class I | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
Service Class I | Alphabet, Inc. Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Service Class I | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Service Class I | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Service Class I | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Service Class I | JP Morgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Service Class I | Philip Morris International, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Service Class I | UnitedHealth Group, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Service Class I | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	30.00%
Service Class I | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
Service Class I | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
Service Class I | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
Service Class I | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
Service Class I | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
Service Class I | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
Service Class I | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Service Class I | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Service Class I | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Service Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%